Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments
Financial instruments

25Financial instruments

Financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Cash at bank	212,660	839	212,660	839
Trade and other receivables	672	810	672	810
	213,332	1,649	213,332	1,649

The fair value of financial assets is based on the expectation of recovery of balances. All balances are expected to be received in full.

Financial liabilities at amortized cost:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	45,717	2,128	45,717	2,128
Borrowings	—	6,309	—	6,309
Lease liabilities	1,942	1,021	1,942	1,021
	47,659	9,458	47,659	9,458

25Financial instruments (continued)

Financial liabilities at fair value through profit or loss:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	112,799	—	112,799	—
Warrant liabilities (Note 21)	10,730	—	10,730	—
	123,529	—	123,529	—

Warrants are traded in an active market and are therefore categorized in level 1 of the fair value hierarchy (see note 21). Convertible Senior Secured Notes (both host contract and embedded derivative) are categorized in level 3 of the fair value hierarchy (see note 24).

Valuation methods and assumptions

Financial liabilities at amortized cost

The fair value of trade and other payables is estimated as the present value of future cash flows, discounted at the market rate of interest at the balance sheet date if the effect is material. Due to their short maturities, the fair value of the trade and other payables approximates to their book value.

The total interest expense for financial liabilities not held at fair value through profit or loss is £747 thousand (2020: £801 thousand).

Financial liabilities at fair value through profit or loss

The fair value of the convertible senior secured notes has been estimated using a binomial lattice framework in consideration of the American-option style nature of the embedded features. Company specific inputs include the expected probability and timing of future equity financing, in addition to the probability and timing of a future fundamental change. The following observable inputs have been used:

December 31,
2021
Interest rate (%)	9.0
Risk-free rate (%)	1.25
Dividend yield	—
Volatility (%)	52.5
Credit spread (%)	21.8

As of December 16, 2021 an estimated fair value of £141,981 thousand was calculated as the issuance price of the convertible note and warrants (4% Original Issue Discount from £151,000 thousand face value). Specifically, management performed a calibration analysis, back solved for the implied credit spread such that the fair value of the convertible notes and warrants would reconcile with the £145,000 thousand issuance price as of December 16, 2021 along with other inputs such as the estimated volatility, term, dividend and risk-free rate. The implied credit spread, and the fair value of the convertible note were estimated to be 2,179 basis points and approximately £141,981 thousand, respectively, through this calibration process.

25Financial instruments (continued)

As of December 31, 2021 an estimated a fair value of £112,799 thousand was calculated for the convertible note based on the following valuation inputs:

●	Stock price: $6.73 based on the stock price observed for as at December 31, 2021
●	Risk free rate: 1.25% based on the US Treasury Yield interpolated to match the term input
●	Volatility: 52.50% based on the estimated equity volatility as adjusted via a volatility haircut process
●	Credit spread: 2,179 bps based on the estimated implied credit spread estimated
●	Dividend yield: 0% based on management’s expectation

Had the stock price traded higher, or a higher volatility been assumed then this would have resulted in a higher fair value being attributed to the instrument.